INCOME TAXES AND TAX RELATED PAYMENTS (Reconciliation of the U.S. Federal Statutory Income Tax Expense Rate) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax rate	35.00%	35.00%	35.00%
(Income) loss passed through to stockholders	(17.95%)	(13.30%)	(25.66%)
State and local income taxes	6.08%	4.33%	3.52%
Change in tax rate on certain deferred tax benefits	(16.08%)	(0.60%)	(2.06%)
Tax receivable agreement liability adjustment	10.74%	1.16%	2.64%
Foreign taxes	6.54%	1.55%	7.03%
Deferred tax asset write-off	14.00%	8.41%	24.29%
Valuation allowance	(31.65%)	(11.95%)	(9.02%)
Other	(0.24%)	0.11%	(2.26%)
Effective income tax rate	6.44%	24.71%	33.48%